Basis of Preparation and Summary of Significant Accounting Policies - Additional Information (Detail) - TRY (₺)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 20, 2018	Feb. 16, 2018	Jan. 01, 2018	Aug. 22, 2017	Apr. 14, 2017
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Depreciation method property plant and equipment	Decrease in inflation rate in subsequent years led the three-year cumulative rate as of the end of 2014 to decrease to 65%.
Three-year cumulative inflation rate				65.00%
Salary calculation period	30 days
Employee payments	₺ 2,069,142,000	₺ 1,787,116,000	₺ 1,490,961,000
Discount rate used for calculating employee termination benefit	4.41%	3.33%
Percentage of revenues comprised	7.25%
Turkcell Finansman A.S. [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Financial loan sold					₺ 56,716,000	₺ 90,272,000		₺ 89,607,000	₺ 87,589,000
Inteltek Internet Teknoloji Yatirim Ve Danismanlik A.S [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Percentage of net earnings to gross earning	1.40%
Azerinteltek [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Revenue commission percentage	15.00%
Maritime Affairs and Communications [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Revenue from operations	₺ 376,765,000	₺ 257,866,000
Right of use assets [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Prepaid lease expenses accounted for under prepaid expenses before the application of IFRS 16	₺ 542,179,000
Bottom of range [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Percentage of voting rights in associates	20.00%
Employee payments	₺ 5,434,000	4,732,000
Top of range [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Percentage of voting rights in associates	50.00%
Crimea [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Impairment Loss				₺ 19,897,000
Donetsk and Luhansk [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Impairment Loss	₺ 0	₺ 10,872,000
Belarusian Telecom [member] | Special GSM and UMTS services licenses [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Service licenses acquired, life	10 years
Additional contractual life of service license	10 years
Receivables from financial services [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Increase in provision for receivables from financial services recognized under retained earnings							₺ (52,951,000)